PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2022
PROVISION FOR TAX, CIVIL AND LABOR RISKS
PROVISION FOR TAX, CIVIL AND LABOR RISKS
21.    PROVISION FOR TAX, CIVIL AND LABOR RISKS

21.1     Contingencies assessed as probable risk of loss

The changes in the provision for tax, civil and labor risks and contingent liabilities are presented below:

	Tax		Civil		Labor		Contingent liabilities (business combination(2)		Total
	2022	2021(3)	2022	2021	2022	2021	2022	2021	2022	2021
Balance at the beginning of the year	181,694	217,536	305,690	219,374	233,472	251,339	597,585	797,693	1,318,441	1,485,942
Additions (3)	78,410	24.090	425,398	181,856	91,694	90,855	-	-	595,502	296,801
Reversals (1)	(45,902)	(44.726)	(12,791)	(35,433)	(51,649)	(77,727)	(196,925)	(195,092)	(307,267)	(352,978)
Payments	(31,354)	(4.965)	(162,953)	(88,266)	(67,424)	(39,553)	-	-	(261,731)	(132,784)
Monetary adjustment	36,155	4.698	16,477	2,723	5,093	7,860	21,555	10,450	79,280	25,731
Translation adjustment	(31,884)	(909)	(13,110)	12,471	(25,068)	2,201	(15,787)	(15,466)	(85,849)	(1,703)
Transfers	(67)	(14.030)	(1,036)	12,965	-	(1,503)	-	-	(1,103)	(2,567)
Balance as of the end of the year	187,052	181,694	557,675	305,690	186,118	233,472	406,428	597,585	1,337,273	1,318,442

Current									463,655	230,097
Non-current									873,618	1,088,345

(1)	Reversals of contingent liabilities (business combination) refer mainly to the adhesion to state tax amnesty programs, and change in estimates for civil and labor lawsuits, which took place in the first and third quarter of 2022.
(2)	The business combination amounts as of December 31, 2022 are segregated between tax (R$380,259), civil (R$9,053) and labor (R$17,116) proceedings.
(3)	During the year ended December 31, 2022, certain balances included in provisions for tax risks on December 31, 2021 were reclassified for better alignment between the Group's subsidiaries, as disclosed in note No. 2.

a)     Disputes related to talc (Civil)

The subsidiary Avon Products, Inc. was named a defendant in numerous personal injury proceedings brought in the US courts, alleging that certain talc products the company sold in the past were contaminated with asbestos. Many of these actions involve a number of co-defendants, including manufacturers of cosmetics and manufacturers of other products that, unlike the subsidiary Avon's products, were designed to contain asbestos. As of December 31, 2022, there were 227 individual active claims pending against the subsidiary Avon International (128 new cases were filed and 52 cases were dismissed, settled or otherwise resolved).

In December 2022, one case, captioned Chapman, et al. v. Avon Products, Inc., et al., No. 22STCV05968, resulted in an adverse jury verdict after a trial, with the jury awarding Plaintiffs a total of US$36 million in compensatory damages and US$10.3 million in punitive damages against the subsidiary Avon. The Company believes it has strong grounds for seeking to overturn the verdict in this case and in January 2023 began the process of appealing the verdict by seeking relief from the trial court. On March 1, 2023, following post-trial arguments, the trial court issued a conditional order reducing the compensatory damages award against the subsidiary Avon to US$29.3 million. If Plaintiffs reject this reduction, there will be a new trial on the compensatory damages portion of the jury’s verdict. The subsidiary Avon will proceed with its appeal of the jury’s verdict in any event.

The subsidiary Avon accounts for these claims in accordance with our loss contingency accounting policy as set out in Note 3. The subsidiary Avon believes that the claims asserted against the Company in all of these cases are without merit and is defending vigorously against these claims and will continue to do so. However, additional similar cases arising out of the use of the subsidiary Avon's talc products are reasonably anticipated. Given the inherent uncertainties of litigation, it is not possible to predict the outcome of all individual cases pending against the subsidiary Avon or potential unasserted claims, and therefore a specific estimate and associated provision is made for a small number of individual cases that have advanced to the later stages of legal proceedings. This estimated liability for claims and associated legal costs incurred to date includes an amount for the Chapman case, however taking into consideration the strong grounds for appeal and seeking to overturning the verdict as noted above, should the subsidiary Avon ultimately lose the case, additional amounts representing a significant portion of the original awarded damages could be incurred.

For the remaining filed cases, an estimate of exposure loss on an aggregated and ongoing basis is recorded, which takes into account the historical outcomes of all cases we have resolved to date. Any adverse outcomes, either in an individual case or in the aggregate, could be material. Future costs to litigate these cases, which we expense as incurred, are not known but may be significant, though some costs will be covered by insurance.

b)    Adherence to state tax amnesty programs

During the first and third quarters of 2022, the Company adhere the tax amnesty programs of the states of Ceará, Paraná and Amazonas, where exposure arising from existing judicial discussions were reduced by obtaining discounts for payment with the respective tax authorities. As a result of this adhesion, contingent liabilities recognized in the context of the business combination with Avon were extinguished with the respective tax authorities, and the excess of provision in relation to the amounts due was reversed in the total amount of R$ 86,979.

Other contingent liabilities associated with these amnesties that had not been recognized because they were not part of balances arising from business combinations were recognized in the accounts to the extent of the amounts due, in the net amount of R$20,492. The adhesion to the tax amnesty processes terminated legal disputes in the amount of approximately R$ 123,266, which had probability of loss considered as possible by the Company's Management.

21.2 Contingent liabilities assessed as possible risk of loss

The Company has administrative and judicial contingencies for which the expectation of loss, evaluated by Company Management and supported by its legal advisors, is classified as possible and, therefore, no provision has been recorded. As of December 31, 2022, the contingencies classified as possible loss totaled R$ 8,806,935 (R$ 10,193,858 as of December 31, 2021).

	2022	2021
Tax	8,480,614	9,884,541
Civil	161,859	128,479
Labor	164,462	180,838
Total contingent liabilities	8,806,935	10,193,858

Tax

On July 5, 2022, the National Congress overrode veto No. 58 of the President of the Republic, as a result, the law project No. 2110/19 was converted into Law No. 14,395/2022 to interpret that "plaza" corresponds to "municipality" for the purposes of defining the minimum taxable amount for calculating the IPI. Therefore, based on the opinion of the Company's legal advisors, the tax assessment notices issued by the Federal Revenue Service of Brazil that require IPI tax debts, due to the alleged failure to observe the minimum calculation basis, in the case of sales operations aimed at interdependent wholesale establishments, previously classified as possible risk of loss, were reclassified to remote. As of December 31, 2022, the total amount under discussion reclassified as remote loss is R$ 2,472,645 (R$ 2,009,562 as of December 31, 2021 classified as remote).

Below are the most relevant tax contingencies related to the following matters:

a)   Lawsuits in which the industrial establishment equivalence is discussed, as provided for in the Decree No. 8393/2015, which now requires IPI taxation of products listed in the referred legal provision in outbound transactions carried out by interdependent wholesalers. On December 31, 2022, the amount under discussion is R$2,218,971 (R$1,907,246 on December 31, 2021).

b)   Administrative and judicial processes that discuss the illegality of changes in Federal State laws regarding the collection of ICMS and ICMS-ST. As of December 31, 2022, the total amount under discussion is R$ 1,374,933 (R$1,560,023 as of December 31, 2021).

c)   Infraction notices in which the Brazilian Federal Revenue Office requires IRPJ and CSLL tax debts to challenge the tax deductibility of the amortization of goodwill generated in the context of a corporate reorganization between related parties. Currently, the legality of the administrative decisions that rejected the motions for clarification presented to challenge the special appeals dismissed is being discussed in the courts. As of December 31, 2022, the total amount under discussion classified as possible loss is R$ 1,509,890 (R$1,419,237 as of December 31, 2021).

d)   Infraction notices in which the Finance Department of the São Paulo Federal State requires the collection of ICMS-ST, which was fully collected by the recipient of the goods, the distributor. Currently, the process is pending judgment at the administrative court level. As of December 31, 2022, the total amount under discussion classified as possible loss is R$ 633,370 (R$539,561 as of December 31, 2021).

e)Infraction notices in which the Brazilian Federal Revenue Office requires IPI tax debts for disagreeing with the tax classification adopted by the Company for some products. The tax assessment notices are awaiting judgment at the administrative court level. As of December 31, 2022, the total amount under discussion is R$ 719,920 (R$662,991 as of December 31, 2021).

21.3 Recognition of assets previously assessed as contingent

In June 2022, the subsidiary Avon Products concluded the negotiation of a settlement agreement to resolve a breach of contract dispute in Japan. As a result, Avon Products received cash compensation in the amount of R$136,200, of which R$16,762 is related to settlement of historically recognized revenues, and the remaining of R$119,438 recognized as other operating income in the year ended on December 31, 2022. These balances were fully received in cash on December 31, 2022.